SCHEDULE OF OPERATING LEASE LIABILITY RELATED TO ROU ASSET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Right-of-use Rou Assets And Operating Lease Liabilities
Lease liabilities related to office and truck leases right of use assets
Less: current portion of lease liabilities
Lease liabilities – long-term